TRADE AND OTHER RECEIVABLES - Additional Information (Details)	12 Months Ended
Dec. 31, 2020 client
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	283,500
Chile
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	66,100
Brazil
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	89,900
Argentina
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	69,600
Paraguay
TRADE AND OTHER RECEIVABLES
Number of clients having balances in different sections of stratification	58,000